Debt, 1st AVIC Facility (Details) - 1st AVIC Facility [Member] $ in Thousands	Nov. 06, 2025 USD ($)	Dec. 08, 2023	Mar. 02, 2022 USD ($) Installment
Debt [Abstract]
Face amount			$ 48,200
Term of time charter			10 years
Number of payment installments | Installment			40
Frequency of periodic payment			quarterly
Installment payment			$ 678
Balloon payment payable at maturity			$ 21,087
Basis spread on variable rate		3.00%	3.50%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		SOFR [Member]
Amortization of deferred finance fees	$ 650
M/T Eco Oceano CA [Member]
Debt [Abstract]
Purchase price of vessel	38,033
Purchase fees	$ 190